UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05734

Diamond Hill Financial Trends Fund, Inc.

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices)    (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code:    (614) 255-3353

Date of fiscal year end:    12/31

Date of reporting period:    03/31/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Preferred Stocks — 10.7%
Financial — 9.1%
Countrywide Capital V, 7.00%, 11/1/36	55,000	$521,400
Huntington Bancshares, 8.50%	1,855	621,425
National City Capital IV, 8.00%, 9/15/47	57,150	962,977
		2,105,802

Real Estate Investment Trust — 1.6%
Wachovia Preferred Funding - REIT	32,215	371,439

Total Preferred Stocks		$2,477,241

Common Stocks — 77.3%
Finance - Banks & Thrifts — 38.5%
Bank of New York Mellon Corp. †	34,728	981,066
BB&T Corp. ◊	10,382	175,663
City National Corp. ◊	12,990	438,672
First Financial Holdings, Inc.	10,000	76,500
First Horizon National Corp. ◊	23,237	249,569
Huntington Bancshares, Inc. ◊	194,325	322,580
JP Morgan Chase & Co. †	70,523	1,874,501
NewBridge Bancorp.	51,512	108,690
PNC Financial Services Group, Inc.	23,100	676,599
Seacoast Banking Corp. of Florida ◊	23,920	72,478
State Street Corp.	16,325	502,484
SunTrust Banks, Inc.	51,856	608,789
Synovus Financial Corp.	46,040	149,630
TCF Financial Corp. ◊	20,150	236,964
U.S. Bancorp	68,895	1,006,556
UCBH Holdings, Inc. ◊	100,000	151,000
Wells Fargo & Co.*	90,890	1,294,274
		8,926,015

Finance - Broker Dealer — 2.2%
Morgan Stanley	22,000	500,940

Finance Services — 5.8%
Affiliated Managers Group, Inc.* ◊	15,000	625,650
Raymond James Financial, Inc. ◊	20,477	403,397
T. Rowe Price Group, Inc. ◊	10,420	300,721
		1,329,768

Financial - Diversified — 1.4%
Leucadia National Corp.*	22,055	328,399

Financial Specialties — 5.7%
American Express Co. †	70,740	964,186
Discover Financial Services	55,831	352,294
		1,316,480

Insurance — 23.7%
AFLAC, Inc.	9,000	174,240
Allstate Corp.	45,000	861,750
Assurant, Inc.	38,480	838,094
Assured Guaranty Ltd.	56,460	382,234
Hanover Insurance Group, Inc.	5,000	144,100
Hartford Financial Services Group, Inc., The ◊	15,495	121,636
Old Republic International Corp.	43,130	466,667
Prudential Financial, Inc.	39,720	755,474
Travelers Companies, Inc., The	23,310	947,319
XL Capital Ltd. - Class A	144,520	789,079
		5,480,593

Total Common Stocks		$17,882,195

	Par	Market
	Value	Value

Certificates Of Deposit — 0.1%
First Piedmont, 2.00%, 09/29/09	$2,158	$2,158
Oconee Federal Savings Bank, 3.25%, 09/27/09	2,678	2,678
Piedmont Federal Savings Bank, 3.15%, 10/09/09	2,446	2,446
Security Savings Bank, 2.13%, 09/28/09	2,364	2,364
Stephen Federal Bank, 3.00%, 10/11/09	2,075	2,075

Total Certificates Of Deposits		$11,721

		Market
	Shares	Value
Registered Investment Companies — 24.6%
JPMorgan Prime Money Market Fund ††	4,636,936	$4,636,936
JPMorgan U.S. Government Money Market Fund	1,047,134	1,047,134

Total Registered Investment Companies		$5,684,070

Total Investment Securities — 112.7%
(Cost $35,103,466) **		$26,055,227

Segregated Cash With Brokers — 5.2%		1,200,192

Securities Sold Short—(6.4%)
(Proceeds $1,658,097)		(1,466,367)

Liabilities In Excess Of Other Assets — (11.5%)	(2,667,192)

Net Assets — 100.0%	$23,121,860

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2009, was $2,925,724.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,857,726.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2009, was $2,836,935.
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Market
	Shares	Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 88.9%
First Financial Bankshares, Inc.	5,915	$284,926
Glacier Bancorp, Inc.	16,820	264,241
Home Bancshares, Inc.	14,840	296,355
WesBanco, Inc.	20,090	458,655
		1,304,177

Finance - Broker Dealer — 11.1%
KBW, Inc.*	7,970	162,190

Total Common Stocks Sold Short— 100.0%		$1,466,367
(Proceeds $1,658,097)

*  Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments
March 31, 2009 (Unaudited)

The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Security valuation — The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time.  Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.  Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certificates of deposit are FDIC insured and valued at cost.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

Effective January 1, 2008, the Fund adopted Statement on Financial Accounting Standards ("SFAS") No. 157 –“Fair Value Measurements” ("SFAS 157").  SFAS 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  One key component of the implementation of SFAS 157 included the development of a three – tier fair value hierarchy.  All investments held by the Fund are valued based upon the definition of Level 1 inputs.  In general, SFAS 157 defines Level 1 inputs, as fair values which use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Short sales — The Fund may sell a security it does not own in anticipation of a decline in the value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statement of Assets & Liabilities.

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Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Securities Lending — Effective December 1, 2007 the Board of Trustees approved a securities lending agreement with JP Morgan Chase Bank N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receives cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is in short term instruments as noted in the Schedules of Investments.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with the Custodian. Any remaining securities lending revenue is then paid to the Fund as securities lending income.

As of March 31, 2009, the value of securities loaned and the collateral held were as follows:

Market Value	Value of
of Securities Loaned	Collateral Received
$ 2,925,724	$ 2,836,935

Pursuant to the Funds’ securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $180,172 in collateral the following business day for securities on loan in the Fund.

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discount and premium on securities purchased are amortized using the daily effective yield method.

2

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Federal tax information — As of March 31, 2009, the Fund had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$35,202,593	$2,054,365	$(11,010,001)	$(8,955,636)

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Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Diamond Hill Financial Trends Fund, Inc.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date:  May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date:  May 20, 2009

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date:  May 20, 2009